Tangible fixed assets	12 Months Ended
Dec. 31, 2020
Tangible fixed assets
Tangible fixed assets

3. Tangible fixed assets

The movements in tangible fixed assets are reported in the following table:

		Other tangible	Total tangible
	Vessels	assets	fixed assets
Cost
As of January 1, 2019	2,859,265	—	2,859,265
Additions	12,759	—	12,759
Return of capital expenditures	(8,007)	—	(8,007)
Fully amortized dry-docking component	(4,845)	—	(4,845)
As of December 31, 2019	2,859,172	—	2,859,172
Additions	23,899	2,719	26,618
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	2,873,829	2,719	2,876,548
Accumulated depreciation
As of January 1, 2019	349,982	—	349,982
Depreciation expense	88,757	—	88,757
Impairment loss on vessels	138,848	—	138,848
Fully amortized dry-docking component	(4,845)	—	(4,845)
As of December 31, 2019	572,742	—	572,742
Depreciation expense	82,507	—	82,507
Impairment loss on vessels	23,923	—	23,923
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	669,930	—	669,930
Net book value
As of December 31, 2019	2,286,430	—	2,286,430
As of December 31, 2020	2,203,899	2,719	2,206,618

All vessels have been pledged as collateral under the terms of the Partnership’s bank loan agreements (Note 6).

In April and May 2017, GasLog LNG Services entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services and one of its suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Partnership in respect of the aforementioned enhancements, which were not timely delivered or in the correct contractual condition. In accordance with the terms of this agreement, $7,465 was reimbursed to the Partnership, with realized foreign exchange losses of $542 recognized in profit or loss in the year ended December 31, 2019.

On April 1, 2019, the Partnership acquired from GasLog 100% of the ownership interests in GAS-twelve Ltd., the entity which owns the GasLog Glasgow, for an aggregate purchase price of $214,000. As consideration for this acquisition, the Partnership paid GasLog $93,646 representing the difference between the $214,000 aggregate purchase price and the $134,107 of outstanding indebtedness of the acquired entity assumed by the Partnership plus an adjustment of $13,753 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

Following the acquisition of (i) the Methane Rita Andrea and the Methane Jane Elizabeth, (ii) the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally and (iii) the Methane Becki Anne, the Partnership, through its subsidiaries (i) GAS-sixteen Ltd. and GAS-seventeen Ltd., (ii) GAS-nineteen Ltd., GAS-twenty Ltd., GAS-twenty one Ltd., and (iii) GAS-twenty seven Ltd., respectively, was counter guarantor for the acquisition from BG Group plc of depot spares purchased with respect to the aforementioned vessels. In June 2020, the Partnership acquired from GasLog the relevant spares at a cost of $2,719.

As of June 30, 2020 and December 31, 2020, a number of negative indicators, such as the downward pressure on economic activity and energy demand, as well as the significant uncertainty regarding future LNG demand and, therefore, LNG shipping requirements pursuant to the COVID-19 pandemic, combined with our reduced expectations for the estimated rates at which employment for the Partnership’s vessels could be secured over the near-term in the spot market, prompted the Partnership to perform an impairment assessment of its vessels in accordance with the Partnership’s accounting policy. The recoverable amounts (values in use) for four Steam vessels owned by the Partnership (in the table below) calculated as per above were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $23,923 was recognized in profit or loss in the year ended December 31, 2020.

	As of and for the year ended December 31, 2020
	Impairment
	loss on	Recoverable
Vessel	vessels	amount
Methane Rita Andrea	(4,933)	91,162
Methane Alison Victoria	(2,359)	96,385
Methane Shirley Elisabeth	(12,412)	92,688
Methane Heather Sally	(4,219)	103,274
Total	(23,923)	383,509

As of December 31, 2020, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $40 per day. Increasing/decreasing the average re-chartering rate used by $5 per day would result in an impairment reversal of $90,403/  impairment loss of $94,337, respectively. The discount rate used for the Steam vessels was 6.4% as of December 31, 2020. Increasing/decreasing the discount rate by 0.5% would have resulted in an impairment loss of $21,758/  impairment reversal of $11,417, respectively.